CAPITAL STOCK (Details)			1 Months Ended						3 Months Ended	12 Months Ended
	Nov. 09, 2020 USD ($) shares	May 03, 2019 USD ($) $ / shares shares	Mar. 26, 2021 USD ($) shares	Nov. 30, 2020 USD ($) shares	Jul. 31, 2020 USD ($) $ / shares shares	Jul. 30, 2020	Apr. 30, 2020 USD ($) $ / shares shares	Apr. 30, 2019 USD ($) $ / shares shares	Mar. 31, 2021	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2017	Dec. 31, 2016	Aug. 31, 2020 $ / shares shares
CAPITAL STOCK (Details) [Line Items]
Accretion of Class D preferred shares to liquidation preference on automatic conversion (in Dollars) | $										$ 10,219,000
Number of trading days where price is exceeded										20 days
Number of consecutive trading days where price is exceeded										30 days
Warrant, outstanding										17,900,000
Exercise price (in Dollars per share) | $ / shares										$ 11.50
Commencement period										30 days
Redemption price of outstanding warrants (in Dollars per share) | $ / shares										$ 0.01
Adverse effect to holders, amendment, percentage of approval										50.10%
Neem Holdings Warrants
CAPITAL STOCK (Details) [Line Items]
Number of securities called by warrants or rights	300,000
Aggregate purchase price (in Dollars) | $	$ 3
Clever Leaves Holdings Inc. 2020 Earnout Award Plan
CAPITAL STOCK (Details) [Line Items]
Number of trading days where price is exceeded										20 days	30 days	30 days	20 days
Number of consecutive trading days where price is exceeded										30 days
Clever Leaves Holdings Inc. 2020 Earnout Award Plan | Threshold, One
CAPITAL STOCK (Details) [Line Items]
Percentage of share reserved for issuance										50.00%
Performance condition met, shares issued										0
Clever Leaves Holdings Inc. 2020 Earnout Award Plan | Threshold, Two
CAPITAL STOCK (Details) [Line Items]
Percentage of remaining share reserved for issuance										50.00%
Clever Leaves Holdings Inc. 2020 Earnout Award Plan | Minimum | Threshold, One
CAPITAL STOCK (Details) [Line Items]
Share price (in Dollars per share) | $ / shares										$ 12.50	$ 12.50
Clever Leaves Holdings Inc. 2020 Earnout Award Plan | Minimum | Threshold, Two
CAPITAL STOCK (Details) [Line Items]
Share price (in Dollars per share) | $ / shares										$ 15.00
Neem Holdings
CAPITAL STOCK (Details) [Line Items]
Number of securities called by warrants or rights				300,000
Neem Holdings | Neem Holdings Warrants
CAPITAL STOCK (Details) [Line Items]
Number of securities called by warrants or rights				300,000						300,000
Aggregate purchase price (in Dollars) | $				$ 3,000
Series D Preferred Stock
CAPITAL STOCK (Details) [Line Items]
Conversion of common stock										3,571,591
Preferred shares, liquidation preference multiplier										1.4
Preferred stock, conversion price per share (in Dollars per share) | $ / shares										$ 3.288
Series C Preferred Stock
CAPITAL STOCK (Details) [Line Items]
Conversion of common stock										1,456,439
Preferred stock, conversion basis										one
Series E Convertible Debenture | Series E Financing
CAPITAL STOCK (Details) [Line Items]
Issued										984,567
Preferred Shares
CAPITAL STOCK (Details) [Line Items]
Purchase and cancellation of stock
Preferred Shares | Series C Preferred Stock | Series E Financing
CAPITAL STOCK (Details) [Line Items]
Purchase and cancellation of stock							711,035
Common Shares
CAPITAL STOCK (Details) [Line Items]
Purchase and cancellation of stock										(233,788)
Number of securities called by each warrant										1
Common Shares | Series C Preferred Stock | Series E Financing
CAPITAL STOCK (Details) [Line Items]
Issued							233,788
SAMA earnout shares | Schultze Special Purpose Acquisition Corp. | Clever Leaves Holdings Inc. 2020 Earnout Award Plan
CAPITAL STOCK (Details) [Line Items]
Conversion of common stock										1,140,423
Common stock warrants
CAPITAL STOCK (Details) [Line Items]
Number of trading days where price is exceeded										20 days
Number of consecutive trading days where price is exceeded										30 years
Common stock warrants | Minimum
CAPITAL STOCK (Details) [Line Items]
Share price (in Dollars per share) | $ / shares										$ 18.00
Subsequent Event
CAPITAL STOCK (Details) [Line Items]
Proceeds from warrant exercises (in Dollars) | $			$ 1,410,000
Subsequent Event | Clever Leaves Holdings Inc. 2020 Earnout Award Plan | Threshold, One
CAPITAL STOCK (Details) [Line Items]
Performance condition met, percentage of share reserved									50.00%
Subsequent Event | Common stock warrants
CAPITAL STOCK (Details) [Line Items]
Stock exercised or called during period			122,640
Eagle Canada Holdings, Inc. (“Eagle Canada”) | Northern Swan International, Inc. (“NSI”)
CAPITAL STOCK (Details) [Line Items]
Conversion of common stock										1,562,339
Conversion of common stock, secondary sale										287,564
Clever Leaves | Founders Stock | Schultze Special Purpose Acquisition Corp.
CAPITAL STOCK (Details) [Line Items]
Recapitalization of stock, shares										1,168,421
Clever Leaves | Common Shares
CAPITAL STOCK (Details) [Line Items]
Recapitalization of stock, shares										9,654,721
Clever Leaves | Common Shares | Schultze Special Purpose Acquisition Corp.
CAPITAL STOCK (Details) [Line Items]
Shares of outstanding										8,486,300
Herbal Brands, Inc. | Rock Cliff
CAPITAL STOCK (Details) [Line Items]
Number of securities called by warrants or rights														63,597
Exercise price (in Dollars per share) | $ / shares														$ 26.73
Herbal Brands, Inc. | Series C Preferred Stock | Rock Cliff
CAPITAL STOCK (Details) [Line Items]
Number of securities called by warrants or rights		193,402						193,402
Exercise price (in Dollars per share) | $ / shares		$ 8.79						$ 8.79
Conversion ratio		1						1
Class of warrant or right, fair value (in Dollars) | $		$ 717,000						$ 717,000
Herbal Brands, Inc. | Common stock warrants | Series C Preferred Stock | Rock Cliff
CAPITAL STOCK (Details) [Line Items]
Class of warrant or right, fair value (in Dollars) | $								$ 717,000
Private Placement | Series D Preferred Stock
CAPITAL STOCK (Details) [Line Items]
Preferred stock, liquidation preference, multiplier					1.4
Preferred stock, liquidation preference, initial period, multiplier					1 year
Preferred stock, liquidation preference, quarterly increase, multiplier					0.02
Private Placement | Series D Preferred Stock | Maximum
CAPITAL STOCK (Details) [Line Items]
Preferred stock, liquidation preference, multiplier					1.75
Private Placement | Series D Preferred Stock | Series E Financing
CAPITAL STOCK (Details) [Line Items]
Consideration received on transaction (in Dollars) | $					$ 4,000,000		$ 14,396,000
Sale of stock, consideration received per transaction (in Dollars) | $							7,771,000
Private Placement | Series C Preferred Stock | Series E Financing
CAPITAL STOCK (Details) [Line Items]
Payments for repurchase of redeemable preferred stock (in Dollars) | $							$ 6,250,000
Private Placement | Preferred Shares | Series D Preferred Stock
CAPITAL STOCK (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares					$ 11.00
Private Placement | Preferred Shares | Series D Preferred Stock | Series E Financing
CAPITAL STOCK (Details) [Line Items]
Number of shares issued in transaction					363,636		1,308,733
Price per share (in Dollars per share) | $ / shares					$ 11.00		$ 11.00
Payments of stock issuance costs (in Dollars) | $							$ 375,000
Private Placement | Preferred Shares | Series C Preferred Stock | Series E Financing
CAPITAL STOCK (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares							$ 8.79
Purchase and cancellation of stock							711,035
Private Placement | Preferred Shares | Three Investors | Series E Financing
CAPITAL STOCK (Details) [Line Items]
Number of investors					3
Private Placement | Preferred Shares | Three Investors | Series D Preferred Stock | Series E Financing
CAPITAL STOCK (Details) [Line Items]
Conversion of common stock					646,846
Private Placement | Preferred Shares | Three Investors | Series C Preferred Stock | Series E Financing
CAPITAL STOCK (Details) [Line Items]
Conversion of common stock					848,363
Private Placement | Common Shares
CAPITAL STOCK (Details) [Line Items]
Conversion ratio						1
Private Placement | Common Shares | Series D Preferred Stock
CAPITAL STOCK (Details) [Line Items]
Conversion of common stock										3,571,591
Private Placement | Common Shares | Series D Preferred Stock | Series E Financing
CAPITAL STOCK (Details) [Line Items]
Issued					559,999		2,015,449
Private Placement | Common Shares | Series C Preferred Stock | Series E Financing
CAPITAL STOCK (Details) [Line Items]
Purchase and cancellation of stock							233,788
Private Placement | Common Shares | Three Investors | Series D Preferred Stock | Series E Financing
CAPITAL STOCK (Details) [Line Items]
Issued					996,143
Private Placement | Common Shares | Three Investors | Series C Preferred Stock | Series E Financing
CAPITAL STOCK (Details) [Line Items]
Issued					278,942
Private Placement | Additional Paid-in Capital
CAPITAL STOCK (Details) [Line Items]
Accretion of Class D preferred shares to liquidation preference on automatic conversion (in Dollars) | $										$ 10,219,000